Revenue from contract with customers - Summary of Disaggregated Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenues	$ 70,851	$ 52,330	$ 43,538
Total operating revenue	3,617,822	3,446,198	3,457,004
Total passenger and cargo and mail revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,546,971	3,393,868	3,413,466
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,431,253	3,293,361	3,316,361
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,363,175	3,220,718	3,263,764
Miles redeemed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	68,078	72,643	52,597
Cargo and mail revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	115,718	100,507	97,105
Frequent flyer program - marketing services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenues	66,749	47,844	37,930
Other operating revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenues	$ 4,102	$ 4,486	$ 5,608